Leases - Additional Information (Detail) - CNY (¥) ¥ in Thousands		1 Months Ended	12 Months Ended
	Jun. 30, 2022	Jul. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 01, 2022
Lessee, Lease, Description [Line Items]
Operating lease payments			¥ 486,260	¥ 289,456	¥ 132,440
Property, plant and equipment, gross			12,492,581	¥ 6,520,808
Land right of use asset						¥ 389,508
Guangzhou GET New Energy [Member]
Lessee, Lease, Description [Line Items]
Operating lease payments	¥ 60,443	¥ 57,900
Property, plant and equipment, gross			1,300,000			1,001,820
Land right of use asset						¥ 389,508
Guangzhou GET New Energy [Member] | Subsequent Paid [Member]
Lessee, Lease, Description [Line Items]
Property, plant and equipment, gross			¥ 183,555